Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured and recognized at fair value - Blade Therapeutics, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Money market funds	$ 1,972	$ 1,613
Total financial assets	1,972	1,613
Liabilities:
Contingent Consideration	7,011	6,432
Convertible Notes at fair value	46,360	23,410
Warrant Liability	3,135	630
Total financial liabilities	56,506	30,472
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents
Money market funds	1,972	1,613
Total financial assets	1,972	1,613
Liabilities:
Contingent Consideration
Convertible Notes at fair value
Warrant Liability
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Money market funds
Total financial assets
Liabilities:
Contingent Consideration
Convertible Notes at fair value
Warrant Liability
Total financial liabilities
Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents
Money market funds
Total financial assets
Liabilities:
Contingent Consideration	7,011	6,432
Convertible Notes at fair value	46,360	23,410
Warrant Liability	3,135	630
Total financial liabilities	$ 56,506	$ 30,472